PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT
                                  July 9, 2004*

Fund (date)                                        Prospectus Form #  SAI Form #

AXP Variable Portfolio - Emerging Markets Fund        S-6466-99 W   S-6466-20 W
(Oct. 30, 2003)

AXP Variable Portfolio - International Fund           S-6466-99 W   S-6466-20 W
(Oct. 30, 2003)

The following FUND NAME and SUBADVISER changes will be effective on July 9, 2004.

Prospectus and SAI

Old Name                        New Name

AXP Variable Portfolio -        AXP Variable Portfolio - Threadneedle
Emerging Markets Fund           Emerging Markets Fund

AXP Variable Portfolio -        AXP Variable Portfolio - Threadneedle
International Fund              International Fund

Prospectus Only

Under the "Principal Investment Strategies," after the first paragraph, the following paragraph has been added:

American Express Financial Corporation (AEFC) serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, to act as subadviser to the Fund.

SAI Only

In the "Agreements" section under "Subadvisers," the first four paragraphs have been revised as follows:

Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in the AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund. Threadneedle, subject to supervision and approval of AEFC, provides investment advisory assistance of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

In the "Agreements" section under "Subadvisers," the following paragraph has been added at the end of this section:

Former Subadvisers: American Express Asset Management International Inc. subadvised a portion of the assets of AXP VP - Emerging Markets Fund (Emerging Markets) and AXP VP - International Fund (International) from the fund inception date until July 2004. The total amount paid for Emerging Markets was $41,689 for fiscal year 2003, $19,235 for fiscal year 2002, and $11,564 for fiscal period 2001. The total amount paid for International was $2,564,968 for fiscal year 2003, $3,854,049 for fiscal year 2002, and $6,248,732 for fiscal year 2001.



S-6466-46 C (7/04)

* Valid until next prospectus update.
Destroy Nov. 1, 2004